SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk free interest rate	4.58%
Expected volatility	115.10%
Expected life	10 years
Expected dividend yield	0.00%
Exercise price	$ 0.63